Share capital and other reserves (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share capital and reserves
Summary of allotted, called up and fully paid shares

	June 30,		December 31,
	2022		2021
	No.	£	No.	£
Ordinary of $0.0001 each	209,285,392	15,814	209,135,382	15,804
	209,285,392	15,814	209,135,382	15,804

	December 31,		December 31,
	2021		2020
	No.	£	No.	£
A ordinary of £0.00001 each	—	—	100,000	1.00
B ordinary of £0.00001 each	—	—	4,832	0.05
Ordinary of $0.0001 each	209,135,382	15,804	—	—
	209,135,382	15,804	104,832	1.05

Schedule of movements in reserves

Movements in reserves are shown below

	Share Premium	Other Reserves
	£000	£000
As at January 1	—	4,117
Issuance of Z-Shares to American (note 7)	—	16,739
Debt to equity conversion of related party loan (note 27)	—	9,000
Debt to equity conversion of Microsoft and Rocket loan	—	25,000
Transfer of intergroup share capital	—	(15)
Share acquisition	—	50,724
Cumulative translation differences	—	(85)
Issuance of warrants to American, Avolon and Virgin (note 21)	103,053	8,558
Capital reorganization (note 7)	74,265	—
PIPE investment	71,036	—
As at December 31	248,354	63,314